Consolidated Statements of Changes in Shareholders' Equity	Ordinary shares USD ($) shares	Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Retained earnings CNY (¥)	Accumulated other comprehensive income CNY (¥)	Total Jupai shareholders' equity CNY (¥)	Noncontrolling interests CNY (¥)	USD ($)	CNY (¥)
Balance at Dec. 31, 2016		¥ 606,170	¥ 1,059,906,023	¥ 362,922,123	¥ 77,171,557	¥ 1,500,605,873	¥ 47,664,877		¥ 1,548,270,750
Balance (in shares) at Dec. 31, 2016 | shares	193,720,706	193,720,706
Net income (loss)				409,492,179		409,492,179	13,014,063		422,506,242
Share-based compensation			30,455,939			30,455,939			30,455,939
Option exercised		¥ 11,413	11,667,134			11,678,547			11,678,547
Option exercised (in shares) | shares	3,427,569	3,427,569
Restricted shares vested		¥ 3,370	(3,370)
Restricted shares vested (in shares) | shares	995,464	995,464
Dividend distribution				(111,196,228)		(111,196,228)	(5,992,000)		(117,188,228)
Purchase of subsidiary shares from noncontrolling interests			14,716,560			14,716,560	(20,194,033)		(5,477,473)
Foreign currency translation adjustment					(36,401,114)	(36,401,114)	23,338		(36,377,776)
Balance at Dec. 31, 2017		¥ 620,953	1,116,742,286	661,218,074	40,770,443	1,819,351,756	34,516,245		1,853,868,001
Balance (in shares) at Dec. 31, 2017 | shares	198,143,739	198,143,739
Net income (loss)				(387,744,018)		(387,744,018)	(7,053,281)		(394,797,299)
Share-based compensation			18,108,942			18,108,942			18,108,942
Option exercised		¥ 2,816	3,264,394			3,267,210			3,267,210
Option exercised (in shares) | shares	886,362	886,362
Restricted shares vested		¥ 7,946	(7,946)
Restricted shares vested (in shares) | shares	2,449,345	2,449,345
Dividend distribution				(126,355,510)		(126,355,510)			(126,355,510)
Capital contribution by noncontrolling interest shareholder	$ 0	¥ 0	0	0	0	0	1,858,779		1,858,779
Deconsolidation of a subsidiary							(1,302,874)		(1,302,874)
Foreign currency translation adjustment					12,382,963	12,382,963	118,623		12,501,586
Balance at Dec. 31, 2018		¥ 631,715	1,138,107,676	147,118,546	53,153,406	1,339,011,343	28,137,492		1,367,148,835
Balance (in shares) at Dec. 31, 2018 | shares	201,479,446	201,479,446
Net income (loss)				(164,686,075)		(164,686,075)	(7,774,839)	$ (24,772,460)	(172,460,914)
Share-based compensation			9,583,596			9,583,596			9,583,596
Option exercised		¥ 32	29,604			29,636			29,636
Option exercised (in shares) | shares	9,200	9,200
Restricted shares vested		¥ 854	(854)
Restricted shares vested (in shares) | shares	248,626	248,626
Deconsolidation of a subsidiary	$ 0	¥ 0	2,632,287	0	4,260,317	6,892,604	(9,131,746)		(2,239,142)
Foreign currency translation adjustment					(3,272,053)	(3,272,053)	26,150		(3,245,903)
Balance at Dec. 31, 2019		¥ 632,601	¥ 1,150,352,309	¥ (17,567,529)	¥ 54,141,670	¥ 1,187,559,051	¥ 11,257,057	$ 172,199,159	¥ 1,198,816,108
Balance (in shares) at Dec. 31, 2019 | shares	201,737,272	201,737,272